Submission	Nov. 05, 2025
Submission [Line Items]
Central Index Key	0002083728
Registrant Name	Launchpad Cadenza Acquisition Corp I
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A